Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE CORPORATE INCOME FUND, INC.
Entity Central Index Key	0000949820
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005519
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Investor Class
Trading Symbol	PRPIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 292,551,000
Holdings Count | Holding	273
InvestmentCompanyPortfolioTurnover	59.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$292,551
Number of Portfolio Holdings	273

Holdings [Text Block]
Corporate Bonds	83.9%
Asset-Backed Securities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.6
Foreign Government Obligations & Municipalities	3.4
Securities Lending Collateral	2.4
Municipal Securities	0.8
Convertible Preferred Stocks	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Short-Term and Other	-0.1

Largest Holdings [Text Block]
U.S. Treasury Bonds	3.6%
Citigroup	3.2
Morgan Stanley	2.7
Bank of America	1.9
Wells Fargo	1.8
Goldman Sachs Group	1.8
JPMorgan Chase	1.7
Meta Platforms	1.6
Oracle	1.5
Diamondback Energy	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166313
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	I Class
Trading Symbol	TICCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 292,551,000
Holdings Count | Holding	273
InvestmentCompanyPortfolioTurnover	59.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$292,551
Number of Portfolio Holdings	273

Holdings [Text Block]
Corporate Bonds	83.9%
Asset-Backed Securities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.6
Foreign Government Obligations & Municipalities	3.4
Securities Lending Collateral	2.4
Municipal Securities	0.8
Convertible Preferred Stocks	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Short-Term and Other	-0.1

Largest Holdings [Text Block]
U.S. Treasury Bonds	3.6%
Citigroup	3.2
Morgan Stanley	2.7
Bank of America	1.9
Wells Fargo	1.8
Goldman Sachs Group	1.8
JPMorgan Chase	1.7
Meta Platforms	1.6
Oracle	1.5
Diamondback Energy	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225817
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Z Class
Trading Symbol	TRZCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 292,551,000
Holdings Count | Holding	273
InvestmentCompanyPortfolioTurnover	59.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$292,551
Number of Portfolio Holdings	273

Holdings [Text Block]
Corporate Bonds	83.9%
Asset-Backed Securities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.6
Foreign Government Obligations & Municipalities	3.4
Securities Lending Collateral	2.4
Municipal Securities	0.8
Convertible Preferred Stocks	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Short-Term and Other	-0.1

Largest Holdings [Text Block]
U.S. Treasury Bonds	3.6%
Citigroup	3.2
Morgan Stanley	2.7
Bank of America	1.9
Wells Fargo	1.8
Goldman Sachs Group	1.8
JPMorgan Chase	1.7
Meta Platforms	1.6
Oracle	1.5
Diamondback Energy	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless